ORGANIZATION AND OPERATIONS (Details)	Apr. 08, 2013	Nov. 06, 2012	Mar. 09, 2012
ORGANIZATION AND OPERATIONS CONSISTS OF:
Increase the number of shares of authorized common stock			300,000,000
Shares of blank check preferred stock			25,000,000
Shares of common stock issued and outstanding	66,000,000	45,600,000
Surrendered shares of common stock for cancellation	3,000,000
Issued common shares for the acquisition	3,000,000
Acquisition of issued and outstanding shares of Tungsten	100.00%